Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangibles Assets	Details of the Intangibles are as follows:
	Year ended December 31,
	2019	2018
Intangibles – beginning of period	$24,185	$3,130
Additions	195	21,055
Intangibles – end of period	$24,380	$24,185